Income taxes - Reconciliation of the effective income tax rate (Detail)		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income Tax [Abstract]
Effective statutory tax rate		31.00%	31.00%	31.00%
Changes in deferred tax valuation allowances	[1]	3.90%	11.30%	18.00%
Additional taxable income		0.20%	0.70%	1.00%
Non-deductible expenses		6.00%	7.80%	5.10%
Non-taxable income		(2.50%)	(4.70%)	(2.90%)
Dividends from foreign subsidiaries		0.00%	0.10%	0.00%
Tax effect of undistributed earnings of foreign subsidiaries		(0.20%)	0.30%	0.10%
Different tax rate applicable to income (loss) of foreign subsidiaries		(0.20%)	(0.90%)	0.00%
Effect of changes in foreign tax laws	[1]	0.00%	(1.90%)	(14.40%)
Tax benefit recognized on the outside basis differences for investment in subsidiaries and affiliates		0.00%	(2.30%)	0.00%
Other		(2.90%)	(2.70%)	(2.60%)
Effective tax rate		35.30%	38.70%	35.30%

[1]	The U.K. Finance Act 2021, enacted on June 10, 2021, increases the headline U.K. corporation tax rate from 19% to 25% on April 1, 2023. Deferred tax assets and liabilities as of the balance sheet date are calculated by reference to the most appropriate enacted rates as of March 31, 2022. As a result of the change in closing deferred tax rate, Nomura recognized a movement in Effect of changes in foreign tax laws of ¥36 billion (which decreased Nomura’s effective tax rate by 16.0%), which was offset by a movement in Changes in deferred tax valuation allowances of ¥36 billion (which increased Nomura’s effective tax rate by 16.0% ) during the year ended March 31, 2022.